NOTES PAYABLE	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Notes Payable
NOTES PAYABLE

3. NOTES PAYABLE

From inception through March 31, 2012, the Company issued 11 separate unsecured promissory notes with an aggregate principal amount of $196,800. Each of the unsecured promissory notes was payable upon demand and bore interest at 6.0% per annum.

On May 25, 2012, the Company exchanged the outstanding principal, totaling $196,800, and accrued but unpaid interest, totaling $17,208, under the outstanding promissory notes for an aggregate of 214,800 shares of the Company’s common stock, at a conversion rate of $1.00 per share. As the market price ($0.50) of the Company’s stock at the date of the exchange was less than the conversion rate, the Company recognized a gain from the settlement of the debt of $107,004 on the Company’s accompanying statement of operations for the nine months ended December 31, 2012.

3. NOTES PAYABLE

From inception through March 31, 2012, the Company issued 11 separate unsecured promissory notes with an aggregate principal amount of $196,800. Each of the unsecured promissory notes was payable upon demand and bore interest at 6.0% per annum.